Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Information

	Nine Months Ended	Nine Months Ended
	September 30,	September 30,
	2025	2024
General and administrative
Wages and related	$(1,080,006)	$(469,523)
Office operations	(161,601)	(276,531)
Professional services	(263,645)	(437,521)
Other operating expenses	(3,942)	(32,270)
Total operating expenses	(1,509,194)	(1,215,845)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(990,109)	(516,083)
Fair value of stock issued for note modification	(1,273,659)	(14,382)
Interest expense	(510,810)	(295,572)
Total other expenses / income	(2,774,578)	(826,037)
Net Income (Loss)	$(4,283,772)	$(2,041,882)

	Year Ended December 31,
	2024	2023
General and administrative
Wages and related	$(606,955)	$(604,889)
Office Operations	(312,676)	(312,052)
Professional Services	(536,280)	(1,252,543)
Other Operating Expenses	(112,796)	(284,216)
Total Operating Expenses	$(1,568,707)	$(2,453,700)
Other Expenses / Income
Gain (loss) on extinguishment of debt	(1,842,273)	441,041
Fair value of stock issued for note modification	(449,660)	(168,856)
Interest expense	(446,278)	(203,287)
Total Other Expenses / Income	$(2,738,211)	$68,898
Net Income (Loss)	$(4,306,918)	$(2,384,802)